June 11, 2013

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:	XBRL Supplement of Thrivent Mutual Funds (the “Registrant”)

Ladies and Gentlemen:

For filing are three supplements, in XBRL format, to the Registrant’s prospectuses dated February 28, 2013. If you have any questions or comments regarding the foregoing, please contact me at (612) 844-5168. Thank you.

Very truly yours,

/s/ Rebecca A. Paulzine

Rebecca Paulzine

Senior Counsel